Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Botao Ma	Chairman of the Board, Chief Executive Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”)	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)	Mr. Botao Ma is legal representative of Shanghai GBG
Shanghai Shenbao	Controlled by Botao Ma
Ningbo Shen’an Enterprise Management Center LLP (“Ningbo Shen’an)	Controlled by Botao Ma
Yuanwen Xia	Chief Financial Officer

Schedule of Related Parties

Purchases of services from related parties

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Shanghai GBG	11,257,057	1,987,274	572,381

As of June 30, 2024 and 2025, the balances with related parties were as follows:

	June 30, 2024	June 30, 2025
	RMB	RMB
Due from related parties
Shanghai GBG(a)	16,566,524	18,152,832
Less: Allowance against advances to Shanghai GBG	—	(9,076,416)
	16,566,524	9,076,416

(a)	As of June 30, 2024 and 2025, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company. For the year ended June 30, 2025, the Company evaluated the collectability of the amounts due from Shanghai GBG based on a comprehensive assessment of credit risk, expected future services to be provided, and Shanghai GBG’s operational and financial condition. Based on such assessment, the Company determined that a portion of the advances may not be recoverable and recorded an allowance for credit losses of RMB 9.0 million against the amounts due from Shanghai GBG.

	June 30, 2024	June 30, 2025
	RMB	RMB
Due to related parties
Shanghai Xinhui(a)	6,003,659	2,828,820
Botao Ma(b)	162,408	299,224
	6,166,067	3,128,044

(a)

As of June 30, 2024, amounts due to Shanghai Xinhui represented advances made by the related party on behalf of the Company to settle the subscription fees obligations owed to an investor (Note 10).

As of June 30, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 838,016, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

(b)	As of June 30, 2024 and 2025, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand.

Schedule of Borrowings of Repayment of Loans from Related Parties

Borrowings from (Repayment of Borrowings to) related parties

	For the Year ended June 30,
	2023		2024		2025
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Shanghai Xinhui	—	—	28,100,000	(28,390,200)	9,500,000	(8,661,984)
Botao Ma	—	—	400,000	(400,000)	—	—
Yuanwen Xia	237,000	(437,000)	—	—	—	—
	237,000	(437,000)	28,500,000	(28,790,200)	9,500,000	(8,661,984)

(Loans made to) Repayment of loans from related parties

	For the Year ended June 30,
	2023		2024		2025
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Shanghai Shenbao	—	700,000	—	—	—	—
Ningbo Shen’an	(15,500)	30,000	—	—	—	—
	(15,500)	730,000	—	—	—	—